Taxes (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022
Taxable Income [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	2.50%	2.50%
Annual taxable income		Not more than RMB1 million
Taxable Income Two [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	10.00%	10.00%
Annual taxable income		RMB1 million to RMB3 million
Taxable Income Three [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	15.00%	15.00%
Annual taxable income		Exceeding RMB3 million